Condensed Consolidated Statements of Cash Flows	6 Months Ended
Jun. 30, 2024 USD ($)
Cash flows from operating activities
Net loss	$ (53,368,069)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	111,673
Change in fair value of simple agreements for future equity	29,919,959
Accretion of discount on marketable securities	(285,254)
Stock-based compensation	9,124,416
Change in operating assets and liabilities:
Prepaid and other current assets	(1,441,188)
Other assets	25,361
Accounts payable	(1,592,955)
Accrued expenses and other	477,166
Operating lease liability	(11,258)
Net cash used in operating activities	(17,040,149)
Cash flows from investing activities
Purchases of property and equipment	(171,733)
Purchase of marketable securities	(202,191,164)
Proceeds from redemptions of marketable securities	14,000,000
Net cash used in investing activities	(188,362,897)
Cash flows from financing activities
Proceeds from recapitalization	276,209,768
Proceeds from exercise of stock options	439,922
Proceeds from right of first refusal liability	25,000,000
Proceeds from simple agreements for future equity	10,232,000
Payment of deferred issuance costs	(10,669,460)
Net cash provided by financing activities	301,212,230
Net increase (decrease) in cash and cash equivalents	95,809,184
Cash and cash equivalents - beginning of year	9,867,588
Cash and cash equivalents - end of period	105,676,772
Supplemental noncash investing and financing activities
Reclassification of deferred issuance costs in connection with business combination	3,992,424
Reclassification of simple agreements for future equity in connection with business combination	86,193,959
Deferred issuance costs included in accounts payable	375,594
Deferred issuance costs included in accrued expense and other	$ 92,710